TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
TAXES PAYABLE
Schedule of taxes payable

	2023	2022
Payroll charges	98,125	95,432
ICMS (state VAT)	73,281	77,766
COFINS (tax on revenue)	9,361	8,850
IPI (federal VAT)	17,804	24,438
IVA (value-added tax) and others	314,364	188,726
	512,935	395,212